OTHER CURRENT PAYABLES	6 Months Ended
Mar. 31, 2025
OTHER CURRENT PAYABLES
OTHER CURRENT PAYABLES	NOTE 11 – OTHER CURRENT PAYABLES Accrued expenses totaled $202,470 and $102,426 at March 31, 2025 and September 30, 2024, respectively.